Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the aggregate consideration and fair value of the identifiable assets acquired and liabilities assumed in the acquisition of Crossroads as of the acquisition date:

July 3, 2012
(Millions)
Aggregate consideration	$63

Accounts receivable	$4
Property, plant and equipment	63
Investments in unconsolidated affiliates	6
Other current liabilities	(4)
Other long-term liabilities	(6)
Total	$63

Business Acquisition, Pro Forma Information
The following tables present unaudited supplemental pro forma information for the consolidated statement of operations for the years ended December 31, 2012 and 2011, as if the acquisition of Crossroads had occurred at the beginning of the earliest period presented.

	Year Ended December 31, 2012
	DCP Midstream Partners, LP	Acquisition of Crossroads (a)	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$2,824	$27	$2,851
Net income attributable to partners	$216	$2	$218
Less:
Net income attributable to predecessor operations	(51)	—	(51)
General partner’s interest in net income	(41)	—	(41)
Net income allocable to limited partners	$124	$2	$126

Net income per limited partner unit - basic and diluted	$2.28	$0.03	$2.31

(a)	The year ended December 31, 2012 includes the financial results of Crossroads for the period from January 1, 2012 through July 2, 2012.

	Year Ended December 31, 2011
	DCP Midstream Partners, LP	Acquisition of Crossroads	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$3,790	$114	$3,904
Net income attributable to partners	$191	$4	$195
Less:
Net income attributable to predecessor operations	(91)	—	(91)
General partner’s interest in net income	(25)	—	(25)
Net income allocable to limited partners	$75	$4	$79

Net income per limited partner unit - basic	$1.73	$0.09	$1.82
Net income per limited partner unit - diluted	$1.72	$0.09	$1.81

Income Statement [Member]
Business Acquisition [Line Items]
Schedule of Impact on Financial Statements Due to Acquisition
The following table presents the previously reported consolidated statement of operations for the year ended December 31, 2012, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

Year Ended December 31, 2012

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$2,459	$61	$2,520
Transportation, processing and other	232	2	234
Losses from commodity derivative activity, net	70	—	70
Total operating revenues	2,761	63	2,824
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,177	38	2,215
Operating and maintenance expense	193	4	197
Depreciation and amortization expense	89	2	91
General and administrative expense	74	1	75
Total operating costs and expenses	2,533	45	2,578
Operating income	228	18	246
Interest expense	(42)	—	(42)
Earnings from unconsolidated affiliates	26	—	26
Income before income taxes	212	18	230
Income tax expense	(1)	—	(1)
Net income	211	18	229
Net income attributable to noncontrolling interests	(13)	—	(13)
Net income attributable to partners	$198	$18	$216

Year Ended December 31, 2011

The results of our Lucerne 1 plant are included in the consolidated statement of operations for the year ended December 31, 2011. The following table presents the previously reported consolidated statement of operations for the year ended December 31, 2011 adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$3,487	$87	$3,574
Transportation, processing and other	205	3	208
Gains from commodity derivative activity, net	8	—	8
Total operating revenues	3,700	90	3,790
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	3,100	55	3,155
Operating and maintenance expense	188	4	192
Depreciation and amortization expense	133	2	135
General and administrative expense	75	1	76
Other income	(1)	—	(1)
Total operating costs and expenses	3,495	62	3,557
Operating income	205	28	233
Interest expense	(34)	—	(34)
Earnings from unconsolidated affiliates	23	—	23
Income before income taxes	194	28	222
Income tax expense	(1)	—	(1)
Net income	193	28	221
Net income attributable to noncontrolling interests	(30)	—	(30)
Net income attributable to partners	$163	$28	$191

Balance Sheet [Member]
Business Acquisition [Line Items]
Schedule of Impact on Financial Statements Due to Acquisition
The following table presents the previously reported December 31, 2012 consolidated balance sheet, adjusted for the acquisition of our Lucerne 1 plant from DCP Midstream, LLC:

As of December 31, 2012

	DCP Midstream Partners, LP (As previously reported on Form 10-K filed on 2/26/14)	Consolidate Lucerne 1 plant	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$2	$—	$2
Accounts receivable	239	—	239
Inventories	76	—	76
Other	51	—	51
Total current assets	368	—	368
Property, plant and equipment, net	2,550	42	2,592
Goodwill and intangible assets, net	291	—	291
Investments in unconsolidated affiliates	304	—	304
Other non-current assets	90	—	90
Total assets	$3,603	$42	$3,645
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$345	$—	$345
Long-term debt	1,620	—	1,620
Other long-term liabilities	44	—	44
Total liabilities	2,009	—	2,009
Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	1,420	42	1,462
Accumulated other comprehensive loss	(15)	—	(15)
Total partners’ equity	1,405	42	1,447
Noncontrolling interests	189	—	189
Total equity	1,594	42	1,636
Total liabilities and equity	$3,603	$42	$3,645